CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net income	$ 67,303	$ 66,739	$ 59,251
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan and lease losses	50,020	83,291	96,708
Depreciation and amortization	15,833	11,951	10,978
Stock-based compensation expense	4,186	3,935	3,084
Pension (income) expense	(481)	(1,349)	2,011
Net amortization of premiums/accretion of discounts on investment securities	12,171	5,224	998
Gains on sales of investments securities	(3,628)	(2,541)	0
Loss on trading securities	0	0	30
Originations of loans held for sale	(223,075)	(157,825)	(166,333)
Net gains from sales of loans held for sale	(4,570)	(4,258)	(4,632)
Proceeds from sales of loans held for sale	232,523	166,541	146,029
Deferred income taxes	(14,085)	(14,463)	(11,460)
Decrease (increase) in interest receivable	3,267	(1,438)	8,584
Decrease (increase) in cash surrender value of life insurance	1,422	(805)	(3,819)
Decrease in prepaid expenses	5,321	6,230	4,832
Decrease in indemnification asset	53,402	49,639	64,759
(Increase) decrease in accrued expenses	3,374	(17,422)	7,828
(Decrease) increase in interest payable	(1,686)	(1,853)	757
Contribution to pension plan	0	0	(60,000)
Other	10,537	11,482	25,410
Net cash provided by operating activities	211,834	203,078	185,015
Investing activities
Proceeds from sales of investment securities available-for-sale	240,316	165,153	0
Proceeds from calls, paydowns and maturities of securities available-for-sale	269,236	342,973	168,385
Purchases of securities available-for-sale	(1,022,772)	(1,027,754)	(618,978)
Proceeds from calls, paydowns and maturities of securities held-to-maturity	154,071	12,002	1,288
Purchases of securities held-to-maturity	(7,521)	0	(577)
Net decrease (increase) in interest-bearing deposits with other banks	351,057	(198,446)	85,065
Net (increase) decrease in loans and leases, excluding covered loans	(240,113)	(53,946)	24,746
Net decrease in covered assets	255,905	340,877	374,532
Proceeds from disposal of other real estate owned	35,357	40,994	14,168
Purchases of premises and equipment	(25,502)	(23,541)	(22,789)
Net cash acquired from acquisition	0	620,640	0
Net cash provided by investing activities	10,034	218,952	25,840
Financing activities
Net decrease in total deposits	(687,000)	(310,029)	(204,391)
Net increase in short-term borrowings	525,139	39,589	22,412
Payments on long-term borrowings	(1,313)	(52,308)	(255,486)
Redemption of other long-term debt	0	(20,620)	0
Cash dividends paid on common stock	(67,797)	(35,312)	(22,490)
Cash dividends paid on preferred stock	0	0	(1,100)
Redemption of preferred stock	0	0	(80,000)
Issuance of common stock, net of issuance costs	0	0	91,224
Treasury stock purchase	(6,806)	0	0
Proceeds from exercise of stock options	320	63	272
Excess tax benefit on share-based compensation	438	259	535
Net cash used in financing activities	(237,019)	(378,358)	(449,024)
Cash and cash equivalents:
Net (decrease) increase in Cash and Due from Banks	(15,151)	43,672	(238,169)
Cash and Due from Banks at beginning of year	149,653	105,981	344,150
Cash and Due from Banks at end of year	134,502	149,653	105,981
Supplemental disclosures
Interest paid	29,276	46,774	67,235
Income taxes paid	54,685	60,438	45,665
Acquisition of other real estate owned through foreclosure	29,956	53,865	50,714
Stock Issued During Period, Value, Restricted Stock Award, Gross	4,943	4,188	4,719
Branch Acquisitions [Member]
Acquisitions
Assets acquired - banking center acquisitions	0	765,125	0
Liabilities assumed - banking center acquisitions	0	808,355	0
Goodwill	$ 0	$ 43,230	$ 0